UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10577

ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance New York Municipal Income Fund

Portfolio of Investments

January 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 160.9%
Long-Term Municipal Bonds - 160.9%
New York - 131.5%
Albany NY IDA (St. Peter’s Hosp) Series A 5.75%, 11/15/22	$205	$206,925
Dutchess Cnty NY IDA (Bard College) 5.00%, 8/01/19	380	397,123
East Rochester NY HSG Auth (St. John’s Meadows Proj) Series 2010A 5.00%, 4/20/27	450	448,479
Erie Cnty NY IDA (Buffalo NY SD GO) AGM Series 03 5.75%, 5/01/23	1,250	1,288,200
Hempstead NY IDA (Adelphi Univ) Series 02 5.50%, 6/01/32	1,320	1,320,898
Long Island Pwr Auth NY NPFGC-RE Series 06A 5.00%, 12/01/19	650	687,265
Madison Cnty NY IDA (Oneida Health Sys) RADIAN Series 01 5.35%, 2/01/31	1,500	1,254,105
Metropolitan Trnsp Auth NY Series 02A 5.125%, 11/15/31	5,500	5,265,645
Series 2005B 5.00%, 11/15/31	1,100	1,020,921
New York NY GO Series 01B 5.50%, 12/01/31 (Pre-refunded/ETM)	5,000	5,210,500
Series 04G 5.00%, 12/01/23	780	805,709
Series 04I 5.00%, 8/01/21	1,000	1,043,250
Series 2003I 5.75%, 3/01/17 (Pre-refunded/ETM)	260	286,694
Series C 5.50%, 9/15/19 (Pre-refunded/ETM)	1,000	1,119,240
New York NY HDC MFHR (New York NY HDC) Series 02A 5.50%, 11/01/34	1,250	1,204,662
New York NY IDA (Magen David Yeshivah) ACA Series 02 5.70%, 6/15/27	400	260,000
New York NY IDA (Terminal One Group Assn) Series 05 5.50%, 1/01/24	200	196,368

	Principal Amount (000)	U.S. $ Value
New York NY Mun Wtr Fin Auth Series 02A 5.125%, 6/15/34	$5,000	$5,011,100
Series 03A 5.00%, 6/15/27	2,000	2,034,680
New York NY Trnsl Fin Auth 5.00%, 5/01/27	3,000	3,071,010
New York NY Trst for Cult Res (Museum of Modern Art) 5.00%, 4/01/31	1,000	996,160
AMBAC Series 01D 5.125%, 7/01/31	5,000	5,006,150
New York St Dormitory Auth NPFGC 5.25%, 8/15/31 (Pre-refunded/ETM)	5	5,131
5.25%, 8/15/31 (Pre-refunded/ETM)	285	292,464
NPFGC Series 01B 5.25%, 8/15/31 (Pre-refunded/ETM)	2,165	2,221,701
New York St Dormitory Auth (Cabrini Westchester) 5.10%, 2/15/26	500	514,945
New York St Dormitory Auth (Maimonides Med Ctr) NPFGC Series 04 5.75%, 8/01/29	5,000	5,138,200
New York St Dormitory Auth (Mount Sinai Hospital) Series 2010A 5.00%, 7/01/26	1,255	1,220,776
New York St Dormitory Auth (New York St Lease Mental Hlth) NPFGC 5.25%, 8/15/31	1,990	1,998,577
New York St Dormitory Auth (New York St Pers Income Tax) 5.00%, 3/15/26 (a)	3,000	3,073,800
New York St Dormitory Auth (New York Univ) Series 2008A 5.00%, 7/01/29	780	783,323
New York St Dormitory Auth (North Shore-LIJ Hospital) 5.00%, 5/01/22	345	343,799
New York St Dormitory Auth (NYU Hosp Center) Series 07A 5.00%, 7/01/22	300	292,602
Series B 5.25%, 7/01/24	180	173,939
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth) 5.00%, 6/15/24-6/15/27 (a)	3,000	3,135,330
New York St HFA MFHR (Patchogue Apts) Series 02A 5.35%, 2/15/29	2,090	1,992,355
New York St Mortgage Agy SFMR (New York St Mortgage Agy) Series 01-29 5.45%, 4/01/31	8,315	8,076,775

	Principal Amount (000)	U.S. $ Value
New York St Pwr Auth NPFGC Series C 5.00%, 11/15/19	$1,320	$1,463,788
New York St UDC Series 02A 5.25%, 3/15/32 (Pre-refunded/ETM)	5,000	5,264,100
Niagara Cnty NY IDA (Niagara Univ) RADIAN Series 01A 5.40%, 11/01/31	1,435	1,362,805
Onondaga Cnty NY IDA (Cargo Acquisition Group) Series 02 6.125%, 1/01/32	995	862,894
Seneca Cnty NY IDA (New York Chiropractic College) 5.00%, 10/01/27	185	174,401
Suffolk Cnty NY IDA (New York Institute of Technology) 5.00%, 3/01/26	200	189,832
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec) AMBAC Series 03A-1 5.25%, 6/01/21	4,000	4,126,040
Triborough Brdg & Tunl Auth NY Series 01A 5.00%, 1/01/32 (Pre-refunded/ETM)	2,245	2,338,819
5.00%, 1/01/32	755	741,516
Series 02A 5.125%, 1/01/31 (Pre-refunded/ETM)	2,500	2,607,325
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.) 6.00%, 9/15/27	300	243,450
Yonkers NY IDA (Malotz Skilled Nursing Fac) NPFGC Series 99 5.65%, 2/01/39	1,200	1,202,700

		87,976,471

California - 2.0%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	425	455,706
California GO Series 04 5.00%, 2/01/33	1,000	890,500

		1,346,206

Colorado - 0.6%
Northwest Met Dist #3 CO 6.125%, 12/01/25	500	395,905

Florida - 4.8%
Capital Region CDD FL Series 01A-2 6.85%, 5/01/31	1,095	1,079,528
Hamal CDD FL Series 01 6.65%, 5/01/21 (Pre-refunded/ETM)	1,085	1,112,103

	Principal Amount (000)	U.S. $ Value
Miromar Lakes CDD FL Series 00A 7.25%, 5/01/12	$1,080	$1,057,137

		3,248,768

Illinois - 0.4%
Bolingbrook IL Sales Tax 6.25%, 1/01/24	500	303,670

Ohio - 0.4%
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 04A 7.125%, 8/01/25	300	249,246

Pennsylvania - 0.4%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 07A 5.00%, 11/15/17	305	262,367

Puerto Rico - 20.8%
Puerto Rico Elec Pwr Auth XLCA Series 02-2 5.25%, 7/01/31 (Pre-refunded/ETM)	3,050	3,279,207
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	514,895
Series 04A 5.25%, 7/01/19	510	521,786
Puerto Rico HFC SFMR (Puerto Rico HFC) Series 01C 5.30%, 12/01/28	1,545	1,499,299
Puerto Rico Hwy & Trnsp Auth Series 02D 5.375%, 7/01/36 (Pre-refunded/ETM)	3,250	3,458,195
Puerto Rico Pub Bldgs Auth (Puerto Rico GO) Series N 5.50%, 7/01/22	585	584,971
Puerto Rico Sales Tax Fin Corp. 5.50%, 8/01/28	4,000	4,032,360

		13,890,713

Total Investments - 160.9% (cost $107,317,554) (b)		107,673,346
Other assets less liabilities - 0.1%		34,482
Preferred Shares at liquidation value - (61.0)%		(40,800,000)

Net Assets Applicable to Common Shareholders - 100.0% (c)		$66,907,828

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$7,500	12/15/11	1.828%	SIFMA	*	$(109,308)
Merrill Lynch	1,200	7/30/26	4.090%	SIFMA	*	(120,123)
Merrill Lynch	1,300	8/9/26	4.063%	SIFMA	*	(125,816)
Merrill Lynch	2,000	11/15/26	4.378%	SIFMA	*	(275,962)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,274,274 and gross unrealized depreciation of investments was $(1,918,482), resulting in net unrealized appreciation of $355,792.
(c)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2011, the Fund held 44.2% of net assets in insured bonds (of this amount 19.6% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
UDC	-	Urban Development Corporation
XLCA	-	XL Capital Assurance Inc.

Alliance New York Municipal Income Fund

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$107,673,346	$—	$107,673,346

Total Investments in Securities	—	107,673,346	—	107,673,346
Other Financial Instruments*:
Liabilities
Interest Rate Swap Contracts	—	(631,209)	—	(631,209)

Total	$—	$107,042,137	$—	$107,042,137

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2011